Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Operating Expenses Included in Profit or Loss and Other Comprehensive Income
Other operating expenses included in the consolidated statements of profit or loss and other comprehensive income are as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Other operating expenses
Marketing and brand promotional expenses	77	2,554	4,410
Premises costs and office utilities
—Premises costs	1,830	1,672	4,970
—Office utilities	1,006	1,167	417

	2,836	2,839	5,387

Traveling and business development expenses	482	991	223
Commissions and bank charges	168	167	232
Office and maintenance expenses	7	3	274
Administrative service fee	3,130	3,806	4,597
Legal and professional related fees	3,172	9,414	5,631
Staff recruitment expenses	299	540	1,272
Others
—Depreciation	6	12	1,766
—Amortization	—	726	857
—Foreign exchange differences, net	124	252	225
—Other expenses	478	1,497	4,477

	608	2,487	7,325

	10,779	22,801	29,351